INCOME TAXES (Tables)	3 Months Ended
Jul. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of income tax

	July 31, 2021	April 30 2021

Loss before income tax benefit	$1,699,570	$256,348
Expected income tax benefit	(509,871)	(94,283)
Non-deductible expenses	–	–

Tax loss benefit not recognized for book purposes, valuation allowance	$509,871	$94,283
Total income tax	$–	$–